Cover	May 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2025
Entity File Number	001-38605
Entity Registrant Name	GREENLAND TECHNOLOGIES HOLDING CORPORATION
Entity Central Index Key	0001735041
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	50 Millstone Road
Entity Address, Address Line Two	Building 400 Suite 130
Entity Address, City or Town	East Windsor
Entity Address, State or Province	NJ
Entity Address, Country	US
Entity Address, Postal Zip Code	08512
City Area Code	888
Local Phone Number	827-4832
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	GTEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false